                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000


Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    T/F Partners
Address: 535 Madison Avenue
         37th Floor
         New York, NY 10022

Form 13F File Number: 28-05555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher J. Welch
Title:   Controller
Phone:   (212) 759-0340

Signature, Place, and Date of Signing:

    /s/ Christopher J. Welch   New York, NY     October 26, 2000
    ________________________  _______________  _______________
              [Signature]       [City, State]   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-






































                                2



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $349,041
                                              [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

                   Form 13F INFORMATION TABLE
                       September 30, 2000

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                              QUANTITY
                                                MARKET    SHARES               INVESTMENT
                         TITLE                  VALUE     OR       SH/ PUT     DISCRETION    OTHER     VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL  SOLE SH'D NONE  MGRS    SOLE  SHARED  NONE
--------------           --------    -----      -------   ------   --------  --------------  ----    ---------------------
 ALTEON WEBSYSTM       COMMON STOCK  02145A109   16660     153702  SH        SOLE            NONE  153702     0     0
  ANESTA CORP COM      COMMON STOCK  034603100    1110      48254  SH        SOLE            NONE   48254     0     0
  APPLIED MICRO
    CIRCUITS CORP      COMMON STOCK  03822W109     585       2827  SH        SOLE            NONE    2827     0     0
  ASSOCIATES FIRST
    CAP ITAL CORP      COMMON STOCK  046008108    7840     206315  SH        SOLE            NONE  206315     0     0
  AXA FINANCIAL
    INC COM STKUSD0.   COMMON STOCK  002451102    8947     175644  SH        SOLE            NONE  175644     0     0
  BESTFOODS INC COM    COMMON STOCK  08658U101   19180     263649  SH        SOLE            NONE  263649     0     0
  BLAZE SOFTWARE       COMMON STOCK  09347T109    6463     493596  SH        SOLE            NONE  493596     0     0
  CHASE MANHATTAN
    CORP               COMMON STOCK  16161A108     669      14490  SH        SOLE            NONE   14490     0     0
  CHRIS CRAFT
    INDS INC           COMMON STOCK  170520100     454       5506  SH        SOLE            NONE    5506     0     0
  CIRCLE INTERNATIONAL
    GROUP INC          COMMON STOCK  172574105     643      21268  SH        SOLE            NONE   21268     0     0
  CITIGROUP INC        COMMON STOCK  172967101     688      12726  SH        SOLE            NONE   12726     0     0
  CLEAR CHANNEL
    COMMUNICATIONS I   COMMON STOCK  184502102     422       7476  SH        SOLE            NONE    7476     0     0
  CLEARNET
    COMMUNICATIONS
    INC C              COMMON STOCK  184902104     314       7078  SH        SOLE            NONE    7078     0     0
  COLUMBIA ENERGY
    GROUP              COMMON STOCK  197648108   12455     175419  SH        SOLE            NONE  175419     0     0
  DEUTSCHE TELEKOM
    AG                 ADRS STOCKS   251566105     770      22495  SH        SOLE            NONE   22495     0     0
  DEXTER CORP          COMMON STOCK  252165105   23090     311916  SH        SOLE            NONE  311916     0     0
  DONALDSON LUFKIN &
    JENRETTE IN        COMMON STOCK  257661108   12975     145078  SH        SOLE            NONE  145078     0     0
  DURA PHARM INC       COMMON STOCK  26632S109    1454      41100  SH        SOLE            NONE   41100     0     0
  FORT JAMES CORP      COMMON STOCK  347471104    4617     151075  SH        SOLE            NONE  151075     0     0
  GELTEX
    PHARMACEUTICALS
    INC                COMMON STOCK  368538104    7920     169184  SH        SOLE            NONE  169184     0     0
  GENERAL MTRS
    CORP               COMMON STOCK  370442105     472       7260  SH        SOLE            NONE    7260     0     0
  GENZYME CORP         COMMON STOCK  372917104     480       7041  SH        SOLE            NONE    7041     0     0
  GETTHERE INC COM     COMMON STOCK  374266104    1637      92540  SH        SOLE            NONE   92540     0     0


                                4




  GO2NET INC           COMMON STOCK  383486107    4576      84332  SH        SOLE            NONE   84332     0     0
  HERTZ CORPORATION    COMMON STOCK  428040109     256       8057  SH        SOLE            NONE    8057     0     0
  INFINITY
    BROADCASTING CORP  COMMON STOCK  45662S102    1936      58669  SH        SOLE            NONE   58669     0     0
  INFOSPACE.COM INC    COMMON STOCK  45678T102     258       8609  SH        SOLE            NONE    8609     0     0
  INTERMEDIA
    COMMUNICATIONS
    INC                COMMON STOCK  458801107    2078      70440  SH        SOLE            NONE   70440     0     0
  INVITROGEN CORP      COMMON STOCK  46185R100     525       7381  SH        SOLE            NONE    7381     0     0
  INVITROGEN CORP
                       OPTIONS-PUTS  46185R0VP    1401      19700  SH   PUT  SOLE            NONE   19700     0     0
  LYCOS INC            COMMON STOCK  550818108    4213      61270  SH        SOLE            NONE   61270     0     0
  MALLINCKRODT INC     COMMON STOCK  561232109    7574     166010  SH        SOLE            NONE  166010     0     0
  MMC NETWORKS INC     COMMON STOCK  55308N102   11069      87504  SH        SOLE            NONE   87504     0     0
  NABISCO HLDG
     CORP              COMMON STOCK  629526104   10515     195628  SH        SOLE            NONE  195628     0     0
  NEWGEN RESULTS
    CORP               COMMON STOCK  651359101    1894     126249  SH        SOLE            NONE  126249     0     0
  NEWS CORP LTD        ADR
                       STOCKS        652487802     736      15700  SH        SOLE            NONE   15700     0     0
  NISOURCE INC         COMMON STOCK  65473P105    2758     113142  SH        SOLE            NONE  113142     0     0
  NOGATECH INC         COMMON STOCK  654919109    2051     241316  SH        SOLE            NONE  241316     0     0
  NORTEL NETWORKS
    CORP               COMMON STOCK  656568102     679      11378  SH        SOLE            NONE   11378     0     0
  PAINE WEBBER GROUP
    INC                COMMON STOCK  695629105   18728     271906  SH        SOLE            NONE  271906     0     0
  PETCO ANIMAL
    SUPPLIES INC,      COMMON STOCK  716016100    3671     168289  SH        SOLE            NONE  168289     0     0
  PHONE.COM INC        COMMON STOCK  71920Q100   14675     129156  SH        SOLE            NONE  129156     0     0
  PIONEER GROUP
     INC               COMMON STOCK  723684106   10906     248047  SH        SOLE            NONE  248047     0     0
  PRINTRAK INTL
    INC                COMMON STOCK  742574106     717      59716  SH        SOLE            NONE   59716     0     0
  PSS WORLD MED
    INC                COMMON STOCK  69366A100      51      13937  SH        SOLE            NONE   13937     0     0
  R & B FALCON
    CORP               COMMON STOCK  74912E101    3934     141142  SH        SOLE            NONE  141142     0     0
  RIO ALGOM LTD
    CAD CO             COMMON STOCK  766889109    1648      86716  SH        SOLE            NONE   86716     0     0
  SDL INC              COMMON STOCK  784076101    7014      22677  SH        SOLE            NONE   22677     0     0
  SEAGATE TECHNOLOGY   COMMON STOCK  811804103   22766     329946  SH        SOLE            NONE  329946     0     0
  SEAGRAM COMPANY
    LTD CAD            COMMON STOCK  811850106   14809     260959  SH        SOLE            NONE  260959     0     0
  SIEBEL SYS INC       COMMON STOCK  826170102     361       3240  SH        SOLE            NONE    3240     0     0
  SOFTWARE.COM
    INC USD            COMMON STOCK  83402P104   18286     100784  SH        SOLE            NONE  100784     0     0
  SOUTHDOWN INC        COMMON STOCK  841297104    1263      17725  SH        SOLE            NONE   17725     0     0
  STAR
   TELECOMMUNICATIONS  COMMON STOCK  854923109      92      46128  SH        SOLE            NONE   46128     0     0
  STORA ENSO           ADRS STOCKS   86210M106    4608     558488  SH        SOLE            NONE  558488     0     0



                                5




  TELETECH HLDGS
    INC                COMMON STOCK  879939106     449      18132  SH        SOLE            NONE   18132     0     0
  TERRA NETWORKS
    SA SPONS           ADRS STOCKS   88100W103     355       9670  SH        SOLE            NONE    9670     0     0
  TIME WARNER INC
    USD                COMMON STOCK  887315109    3594      45934  SH        SOLE            NONE   45934     0     0
  TYCO INTERNATIONAL
    LTD                OPTIONS-CALLS 9021240JL    2931      56500  SH   CALL SOLE            NONE   56500     0     0
  UNION CARBIDE
    CORP               COMMON STOCK  905581104    2873      76095  SH        SOLE            NONE   76095     0     0
  VIACOM INC           COMMON STOCK  925524308    2299      39300  SH        SOLE            NONE   39300     0     0
  VOICESTREAM
    WIRELESS CORP      COMMON STOCK  928615103    8405      72421  SH        SOLE            NONE   72421     0     0
  VOYAGER.NET INC      COMMON STOCK  92906W101     788     131063  SH        SOLE            NONE  131063     0     0
  WESLEY JESSEN
    VISIONCARE INC     COMMON STOCK  951018100     255       6625  SH        SOLE            NONE    6625     0     0
  WPP GROUP PLC
    SPONS              ADRS STOCKS   929309300    4587      74883  SH        SOLE            NONE   74883     0     0
  YOUNG & RUBICAM
    INC                COMMON STOCK  987425105   13197     266605  SH        SOLE            NONE  266605     0     0
  ZIFF DAVIS INC       COMMON STOCK  989511100    2097     258149  SH        SOLE            NONE  258149     0     0
  ZIFF-DAVIS INC       COMMON STOCK  989511209     548      39001  SH        SOLE            NONE   39001     0     0
  ZORAN CORP           COMMON STOCK  98975F101     770      15800  SH        SOLE            NONE   15800     0     0

                                              Total:  349,041




























                                6
79575013.AF2
